Basis of Presentation and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Summary of Net Foreign Currency Transaction Gains (Losses)

The following summarizes net foreign currency transaction gains (losses) (in millions of dollars):

	Years Ended December 31,
	2013	2012	2011
Net foreign currency transaction gains (losses)	$(4)	$(144)	$91